UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30,  2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth

Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BABFX

Semi-Annual Report

June 30, 2016

(Unaudited)

Phone: (888) 476-8585

(440) 922-0066

BreadandButterFund.com

Bread & Butter Fund

Shareholder Letter

June 30, 2016 (Unaudited)

Dear Fellow Shareholders,

The Bread & Butter Fund returned 3.03% compared to the S&P 500 Index return of 2.69% without dividends reinvested and 3.84% with dividends reinvested for the six month period ended June 30, 2016. The Fund is finding select opportunities as various sectors come in and out of favor with investors. However, there are not enough opportunities in an overall expensive market to reduce our meaningful 34% cash position.

During the six month period ended June 30 2016 the main contributors to Fund performance was Tyson Foods, Dawson Geophysical, Johnsons & Johnson and US Lime and Minerals. The main detractors from Fund performance was AIG, General Motors, Bank of America and 22nd Century Group. The Fund added to Tyson Foods and initiated new positions in Amerisourcebergen Corp., Cardinal Health, Consolidated Tomoka Land Co., Gilead Sciences and Syntel Inc. The Fund sold out positions in Tower Semiconductors, Yahoo and Micron Technology all for good gains.

The Fund was relatively active buying new positions especially in the healthcare field as the sector had material weakness across the board and offered some interesting opportunities. Amerisourcebergen (ABC) and Cardinal Health (CAH) were two companies that offered an attractive value as both have a long record of free cash-flow growth. The Fund was able to buy both at about 15 times earnings and with a pretty reasonable free cash-flow yield. The companies are healthcare distributors who dominate the business with one other company. As the demand for healthcare continues to grow at a steady pace, both these companies should benefit from this long term trend. The companies have consistent earnings growth and solid return on equity. The other healthcare company added to the Fund was Gilead Sciences (GILD). It has been a fast growing biotech company up until recently as their sales have slowed and the share price has corrected substantially from its high. The company had been a favorite stock in the biotech sector for several years as its share price increased substantially. However with a substantial share price correction over the last 2 years, negative sentiment in the stock has become more pronounced. In our estimation, the stock has priced in such a negative outlook at 7 times earnings and a double digit free cash-flow yield. The management has been buying back shares (more excessively than our preference) to take advantage of the low share price valuation while waiting for opportunistic mergers to present themselves. Another stock added to the Fund was Consolidated-Tomoka Land (CTO) which was a former stock holding. A number of factors such as the recent correction in the share price, the recent land transactions and the activism by a major shareholder was the catalyst for the Fund to initiate a new position. At the time of purchase, the stock traded at a fairly large discount to the net asset value of the company’s assets.  In our estimation the net asset value of CTO is about 75% above the Fund’s purchase price. The quickest way for the stock to close this valuation gap is for additional asset sales, a buyout or an increase in the net operating income. Shareholders have grown impatient and have taken proxy actions due to management’s lack of concern for value recognition in the share price. Finally the Fund initiated a new position in Syntel (SYNT), which provides outsourced IT services and KPO (knowledge process outsourcing). The Fund purchased company stock at 14 times earnings. Syntel has a solid balance sheet with nearly $1 billion in net cash and has excellent operating margins near 30% even though sales have

Bread & Butter Fund

Shareholder Letter (Continued)

June 30, 2016 (Unaudited)

slowed in recent quarters. The company should participate in the continued growth of the outsourcing IT industry. Finally, the Fund added to one of its top holdings Tyson Foods (TSN). As the stock price corrected to a very attractive valuation, the Fund added to its top holding. Tyson Foods has exceeded our expectations in regards to the integration of Hillshire Farms and the extraction of huge cost synergies allowing them to consistently increase earnings and free cash-flow guidance. With the improving operating margins, Tyson’s earnings per share multiple should get a further boost. In addition, the company has done an excellent job of reducing acquisition related debt (about $2 billion), which is a prudent course of action for long-term sustainable growth.

Some Market Observations

The stock and bond markets continue to trade at historically high valuations. The S&P 500 index is valued at slightly over 25 times trailing earnings and the 10 year treasury is at 1.55% near all time lows. Central bank policies around the world have been following a NIRP (Negative interest rate) and ZIRP (Zero interest rate) which has had a huge influence on asset prices and their near record valuations. As a contrarian value investor we have to take into account these influences and realize that valuations could go higher or in the case of bond interest rates even go negative like it has in Europe and Japan. While many investors are pouring funds into these highly valued assets due to the lack of alternatives and yield pursuit, we have stepped aside and waited for better opportunities to present themselves. It has been an extremely difficult period of time to watch the markets grind higher and wait patiently as overvalued assets become even more overvalued. The graph below depicts the historical trend of the US 10 year government treasury bond interest rates. It peaked in September 1981 at 15.84%. Today it yields 1.54%. At the peak in 1981, bonds were pricing in a permanent plateau for high interest rates and high inflation. Today the opposite scenario as bonds are pricing in a permanent plateau for lower interest rates and low inflation.

Bread & Butter Fund

Shareholder Letter (Continued)

June 30, 2016 (Unaudited)

Value investment opportunities have remained slim. Most quality and dividend companies have been bid up to fully valued prices. So what remain are select special situations, obscure smaller and mid caps, and rolling sector corrections which has helped us find value especially in the healthcare space. Thank you for investing in the Fund. If you have any comments or concerns, please do not hesitate to contact the Fund.

Respectfully Submitted,

James Potkul

President & Chief Investment Officer

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2016, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process sand strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

Bread & Butter Fund

Top Ten Holdings and Asset Allocation

June 30, 2016 (Unaudited)

Top Ten Holdings (% of Net Assets)

Tyson Foods, Inc. - Class A	11.52%
Berkshire Hathaway, Inc. - Class B	10.49%
Philip Morris International, Inc.	7.02%
American International Group, Inc.	5.47%
Amerisourcebergen Corp.	4.93%
General Motors Co.	4.63%
Dawson Geophysical Co.	3.37%
Johnson & Johnson	3.35%
United States Lime & Minerals, Inc.	2.44%
Gilead Sciences, Inc.	2.30%
55.52%

Asset Allocation (% of Net Assets)

Money Market Fund	37.10%
Meat Packing Plants	11.52%
Diversified Holding Cos.	10.49%
Consumer Products	7.86%
Wholesale Drugs, Proprietaries	7.08%
Insurance	5.47%
Motor Vehicles & Passenger Car Bodies	4.64%
Oil & Gas Field Exploration Services	3.38%
Healthcare Pharmaceutical	3.35%
Semiconductors & Related Devices	2.50%
Mining & Quarrying of Nonmetalic Minerals (Non-Fuels)	2.44%
Biological Products	2.30%
Services Computer Programming	1.56%
National Commercial Banks	1.37%
Real Estate	1.31%
Liabilities in Excess of Other Assets, Net	(2.37)%
100.00%

Bread & Butter Fund

Portfolio Analysis

June 30, 2016 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Sectors are based on Morningstar® classifications.

Basic Materials
2.39%
Technology
3.96%
Consumer Cyclical
4.53%
Real Estate
1.28%
Consumer Defensive
18.11%
Money Market Fund
36.24%
Energy
3.30%
Financial Services
16.93%
Healthcare
13.26%

Bread & Butter Fund

Schedule of Investments

June 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 65.27%

Biological Products - 2.30%
400	Gilead Sciences, Inc.	$ 33,368

Consumer Products - 7.86%
15,000	22nd Century Group, Inc. *	12,181
1,000	Philip Morris International, Inc.	101,720
		113,901
Diversified Holding Cos. - 10.49%
1,050	Berkshire Hathaway, Inc. - Class B *	152,030

Healthcare-Pharmaceutical - 3.35%
400	Johnson & Johnson	48,520

Insurance - 5.47%
1,500	American International Group, Inc.	79,335

Meat Packing Plants - 11.52%
2,500	Tyson Foods, Inc. - Class A	166,975

Mining & Quarrying of Nonmetalic Minerals (Non-Fuels) - 2.44%
600	United States Lime & Minerals, Inc.	35,394

Motor Vehicles & Passenger Car Bodies - 4.64%
2,373	General Motors Co.	67,156

National Commercial Banks - 1.37%
1,500	Bank of America Corp.	19,905

Oil & Gas Field Exploration Services - 3.38%
6,000	Dawson Geophysical Co. *	48,900

Real Estate - 1.31%
400	Consolidated Tomoka Land Co.	18,988

Semiconductors & Related Devices - 2.50%
2,000	Chipmos Technologies Bermuda Ltd. (Taiwan) *	36,220

Services-Computer Programming - 1.56%
500	Syntel, Inc. *	22,630

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Schedule of Investments (Continued)

June 30, 2016 (Unaudited)

Shares		Value

Wholesale-Drugs, Proprietaries - 7.08%
900	Amerisourcebergen Corp.	$ 71,388
400	Cardinal Health, Inc.	31,204
		102,592

TOTAL COMMON STOCKS (Cost $593,466) - 65.27%		945,914

MONEY MARKET FUND - 37.10%
537,674	Fidelity Institutional Treasury Only Money Market - Class I 0.17% **	537,674
TOTAL MONEY MARKET FUND (Cost $537,674) - 37.10%		537,674

TOTAL INVESTMENTS (Cost $1,131,140) - 102.37%		1,483,588

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.37)%		(34,278)

NET ASSETS - 100.00%		$ 1,449,310

** Variable rate security; the coupon rate shown represents the yield at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $1,131,140)	$ 1,483,588
Receivables:
Dividends and Interest	1,280
Total Assets	1,484,868
Liabilities:
Due to Adviser	1,174
Portfolio Securities Purchased	33,210
Accrued Expenses	1,174
Total Liabilities	35,558

Net Assets	$ 1,449,310

Net Assets Consist of:
Capital Stock	$ 109
Paid In Capital	1,052,730
Accumulated Net Investment Loss	(6,736)
Accumulated Realized Gain on Investments	50,759
Unrealized Appreciation in Value of Investments	352,448
Net Assets, for 109,400 Shares Outstanding	$ 1,449,310

Net Asset Value Per Share	$ 13.25

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statement of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividends	$ 6,825
Interest	412
Total Investment Income	7,237

Expenses:
Advisory	6,986
Transfer Agent	3,000
Custody	1,800
Professional	5,250
Insurance	203
Registration	1,175
Quote and Fees	2,250
Software	200
State & Local Taxes	500
Printing & Postage	229
Other Expenses	644
Total Expenses	22,237
Less fees waived and expenses reimbursed by Advisor	(8,264)
Net Expenses	13,973

Net Investment Loss	(6,736)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	50,759
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,788)
Realized and Unrealized Loss on Investments	48,971

Net Increase in Net Assets Resulting from Operations	$ 42,235

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2016	12/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (6,736)	$ (16,698)
Realized Gain on Investments	50,759	42,046
Unrealized Appreciation (Depreciation) on Investments	(1,788)	(167,273)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,235	(141,925)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(42,046)
Total Distributions Paid to Shareholders	-	(42,046)

Capital Share Transactions	-	(79,078)

Total Increase (Decrease) in Net Assets	42,235	(263,049)

Net Assets:
Beginning of Period	1,407,075	1,670,124

End of Period (Including Undistributed Net Investment Income (Loss) of $(6,736), and $0, respectively)	$ 1,449,310	$ 1,407,075

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Financial Highlights

	(Unaudited) Six Months Ended 6/30/2016	Years Ended
		12/31/ 2015	12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011

Net Asset Value, at Beginning of Period	$ 12.86	$ 14.50	$ 14.57	$ 12.22	$ 11.67	$ 11.46

Income From Investment Operations:
Net Investment Loss *	(0.06)	(0.15)	(0.15)	(0.09)	(0.03)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.45	(1.09)	0.42	2.44	0.58	0.26
Total from Investment Operations	0.39	(1.24)	0.27	2.35	0.55	0.21

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.40)	(0.34)	-	-	-
Total Distributions	-	(0.40)	(0.34)	-	-	-

Net Asset Value, at End of Period	$ 13.25	$ 12.86	$ 14.50	$ 14.57	$ 12.22	$ 11.67

Total Return **	3.03%(b)	(8.59)%	1.82%	19.23%	4.71%	1.83%

Net Assets at End of Period (Thousands)	$ 1,449	$ 1,407	$ 1,670	$ 1,678	$ 1,423	$ 1,396

Ratio of Expenses to Average Net Assets
Before Waivers	3.18%(a)	2.87%	2.69%	2.88%	3.00%	2.91%
After Waivers	2.00%(a)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Loss to Average Net Assets
After Waivers	(0.96)%(a)	(1.09)%	(0.99)%	(0.66)%	(0.22)%	(0.43)%

Portfolio Turnover	14.36%(b)	16.05%	11.33%	19.90%	30.28%	36.63%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Bread & Butter Fund

Notes to Financial Statements

June 30, 2016 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005. The Fund is authorized to issue 100,000,000 shares of $0.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2012-2014, as defined by IRS statute of limitations for all major industries,

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification: In the normal course of business, the Fund enters into contracts that contain general indemnifications to other parties. The Fund's maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 2. INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2.00%.  The Adviser has contractually agreed through May 30, 2018 to reimburse the Fund for expenses that exceed 2.00% per year of the averaged total net assets of the Fund. The Fund does not consider “Acquired Fund Fees and Expenses” to be fund operating expenses subject to the 2.00% limit. The Fund will not refund the Adviser for these reimbursements. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office,

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

transfer agent and custodian fees.  For the six months ended June 30, 2016, the Adviser earned $6,986 pursuant to the advisory agreement.  The Adviser waived $8,264 in advisory fees for the six months ended June 30, 2016.   At June 30, 2016, the Fund owed the Adviser $1,174 for management fees.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

NOTE 3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2016 were $206,081 and $119,547, respectively.

NOTE 4. SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2016:

Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 945,914	$ -	$ -	$ 945,914
Money Market Fund	537,674	-	-	537,674
	$ 1,483,588	$ -	$ -	$ 1,483,588

* Industry classifications for these categories are detailed on the Fund's Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2016. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2016. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2016, there were 100,000,000 shares of $0.001 per value capital stock authorized.  The total par value and paid-in capital totaled $1,052,839. Transactions in

Bread & Butter Fund

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

capital stock were as follows for the six months ended June 30, 2016 and the year ended December 31, 2015:

	June 30, 2016		December 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	-	$ -	2,365	$ 32,978
Shares reinvested	-	-	3,257	42,046
Shares redeemed	(-)	(-)	(11,385)	(154,102)
Total increase (decrease)	-	$ -	(5,763)	$ (79,078)

NOTE 6.   TAX MATTERS

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2015, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$354,236
Undistributed Realized Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$354,236

As of December 31, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities

          $      356,146

Gross unrealized depreciation on investment securities

                    (1,910)

Net unrealized depreciation on investment securities

          $      354,236

Tax Cost of investment securities, including short-term investments      $      810,185

On December 30, 2015, the Fund paid a long-term capital gain distribution of $0.3961 per share to shareholders on December 29, 2015 for a total distribution of $42,046.

For the six months ended June 30, 2016, the Fund did not pay any distributions.

Bread & Butter Fund

Expense Illustration

June 30, 2016 (Unaudited)

 Expense Example

As a shareholder of the Bread & Butter Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2016	June 30, 2016	January 1, 2016 through June 30, 2016

Actual	$1,000.00	$1,030.33	$10.10
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.92	$10.02

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Bread & Butter Fund

Additional Information

June 30, 2016 (Unaudited)

DIRECTORS AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

The following table provides information regarding each Fund who is not an “interested person” of the Fund, as defined in the Investment Company Act of 1940.

Name, Age, Address (a)	Position, Term & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Donald J McDermott Age: 86	Director, Chairman of the Board 1 Year 11 Years	Retired Professor at Essex County College
Frank J Figurski Age: 53	Director 1 Year 11 Years	Global Systems Engineer, Sanofi-Aventis Inc.; Systems Analyst, Atlantic Health System
Theodore J Moskala Age: 51	Director 1 Year 11 Years	President of Nittany Management, Inc.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.

Name, Age, Address (a)	Position, Term and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Jeffrey E. Potkul Age: 49	Director, Secretary 1 Year 11 Years	Director – Healthcare Economics Policy & Reimbursement at Medtronic Plc.; Manager – Health Economics & Reimbursement Ethicon/Johnson & Johnson

(a) 3633 Hill Road, Parsippany, NJ 07054.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E.  Potkul is the brother of James B. Potkul, who is the President of the Fund and of the Fund’s Adviser.

The Directors received no fees for the six months ended June 30, 2016.

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30, is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Fund's website http://www.breadandbutterfund.com or at the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHAREHOLDER MEETING

The Annual meeting of shareholders of the Bread & Butter Fund Inc. (“Fund”) was held on June 25, 2016 at the offices of Bread & Butter Fund Inc., at 3633 Hill Rd 3rd Flr Parsippany NJ 07054.  At the meeting, the following matters were voted upon by those shareholders (the resulting votes are presented below):

           The results of shareholder voting for the annual election of the board of directors for the Fund is as follows:

Board of Directors	FOR	WITHHELD
Frank J Figurski Donald J McDermott Theodore J Moskala Jeffrey E Potkul	99,869 99,869 99,869 99,869	0 0 0 0

The result of shareholder voting for the election of the Independent public accountant Sanville & Company for the Fund is as follows:

Independent Public Accountant	FOR	AGAINST	ABSTAIN
Sanville & Company	99,869	0	9,530

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on June 25, 2016, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. In reaching their determinations relating to approval of the Advisory Agreement, the Directors considered all factors they believed relevant including the following:

The nature, extent and quality of investment, and other services to be rendered by the Investment Manager; comparative fee, performance and expense data for the Fund and other investment companies with similar investment objectives; the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors; information about fees charged by the Investment Manager to other clients with similar investment objectives; the professional experience and qualifications of the Fund’s portfolio manager; profitability of the Investment Manager; and the terms of the Advisory Agreement.

The Directors also considered their overall confidence in the integrity and competence of the Investment Manager. The Directors determined that the overall arrangements between the Fund and the Investment Manager, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses expected to be incurred, and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

Nature, Extent, and Quality of Services Provided by the Investment Manager — The Directors noted that, under the Advisory Agreement, the Investment Manager, subject to the control of the Directors, administers the Fund’s business and other affairs. The Directors also noted that the Investment Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Directors considered the scope and quality of services provided by the Investment Manager under the Advisory Agreement. The Directors considered the cyclical nature of value investing, the quality of the investment research capabilities of the Investment Manager, the other resources it dedicates to performing services for the Fund and the active management style of the Investment Manager. The Directors also considered the experience, reputation, and investment philosophy of Mr. James B. Potkul, the principal of the Investment Manager and portfolio manager of the Fund. The quality of administrative and other services also were considered.

The Directors concluded that the nature of the services provided by the Investment Manager continues to be satisfactory.

Investment Advisory Fees Paid by and Performance of the Fund — The Directors considered the advisory fee rate paid by the Fund to the Investment Manager and the performance of the Fund.

The Directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. They also recognized that when comparing the performance of the Fund to the performance of comparable funds, it is important to take factors such as size, risk management, and the age of the Fund into account. The Fund is a long term capital appreciation fund with lower than normal turnover focusing on value investments. Therefore the Directors used several funds in the value peer group as well as the S&P 500 Index for comparison purposes. The Fund performance analysis is longer term in nature using the most recent 5 year period ending December 31 and since inception October 31, 2005 through the year end of the most recent N-CSR Annual Filing December 31. The Directors concluded that the advisory fee rate, taking into account performance and the other factors mentioned above, was in line with other comparable funds. The Directors also considered that the advisory fee was at the same level as the fees charged by the Investment Manager to its other client accounts.

Possible Economies of Scale — The Directors considered whether the fee waiver was reasonable in light of the Fund’s assets size. The Directors determined that the fee waiver helps to keep Fund expenses in line with competitive funds and is reasonable.

In addition, the Directors noted that although the Fund’s contractual management fee did not include voluntary waivers. The Directors recognized that the Investment Manager has made great effort to keep cost low and waive expenses

The Directors noted that (i) the expenses paid by the Fund were customary in the mutual fund industry, and additionally, the Fund is a no-load fund and as such Fund shareholders do not pay sales charges common to other Funds and (ii) the expense ratios of some of the comparable funds were lower because of waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary and a larger asset base. The Directors concluded that the Fund’s expense ratio was satisfactory.

Investment Manager Profitability — The Directors noted that the Investment Manager provides the Fund with office space, administrative and other services as are necessary for the Fund’s operations. The Directors considered that the Investment Manager paid the total cost of the organization of the Fund (without reimbursement). It was also noted that the Investment Manager is contractually obligated to waive Fund expenses beyond 2%. The Directors considered the expenses of the Investment Manager and the services provided by the Investment Manager and determined that the Investment Manager was currently not profitable based on the expenses and relatively small asset levels of the Fund.

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Investment Adviser

Potkul Capital Management, LLC.

3633 Hill Road 3rd Flr.

Parsippany, NJ  07054

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report is provided for the general information of the shareholders of Bread & Butter Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS – filed herewith under exhibits

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES – Not applicable.

ITEM 12.  EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Filed herewith.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 08/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 08/29/2016